Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
					Value of Initial Fixed $100 Investment Based on:			Company Selected Measure
Year (a)	Summary Compensation Table Total for PEO ($)(1) (b)	Compensation Actually Paid to PEO ($)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(4)(5) (e)	Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($)(6) (g)	Net Income ($) (h)	Earnings Per Share - Basic and Diluted ($)(7) (i)
2025	3,613,508	2,632,179	1,105,725	888,101	125	144	135,889,000	3.72
2024	2,126,131	3,303,145	855,983	1,138,299	146	129	120,569,000	3.33
2023	2,566,797	2,206,732	895,191	838,196	110	108	117,699,000	3.25
2022	1,678,867	1,590,003	797,155	731,318	105	119	110,952,000	3.07
2021	2,628,028	2,189,827	863,501	766,775	120	117	105,761,000	2.92

(1)
Reflects amounts reported in the "Summary Compensation Table" for J. Keebler (PEO).
(2)
Compensation Actually Paid (CAP) includes adjustments in accordance with the SEC methodology to the total executive compensation reported from the summary compensation table. The adjustments include a deduction for actuarial present value of accumulated benefit of all defined benefit and actuarial pension plans reported in the summary compensation table; addition of actuarially determined service costs for services rendered by the executive during the covered fiscal period, deduction of grant date fair value of equity award amounts reported in the summary compensation table; and addition or subtraction of the change in fair value of the equity awards unvested and vested during the fiscal period. The calculation of "compensation actually paid" is prescribed by SEC rules and does not represent the compensation actually received by the named executive officers for any time period shown above.
(3)
To calculate CAP for the PEO, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining CAP for 2025:

Year	Deduction for Actuarial Pension Present Value	Addition for Service Cost for Pension	Deduction of Grant Date Fair Value of Awards Granted in FY	Addition of Fair Value of Equity Awards Granted in FY	Change in Fair Value of Prior Years’ Unvested Equity Awards	Change in Fair Value of Prior Years’ Awards Vested in FY	Total Adjustment to CAP
2025	(518,771)	153,991	(1,402,881)	1,172,049	(294,621)	(91,096)	(981,329)

(4)
For fiscal years 2021 through 2025, J. Bushek, L. Hobbie, and C.A. Renlund are included as other named executive officers. In addition, J. Lorenz is included for fiscal year 2024 and 2025; T. Johnson is included for fiscal years 2021 through 2023. D. Peterson is included for fiscal year 2021.
(5)
To calculate CAP for the average named executive officers, the following average adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining CAP for 2025:

Year	Deduction for Actuarial Pension Present Value	Addition for Service Cost for Pension	Deduction of Grant Date Fair Value of Awards Granted in FY	Addition of Fair Value of Equity Awards Granted in FY	Change in Fair Value of Prior Years’ Unvested Equity Awards	Change in Fair Value of Prior Years’ Awards Vested in FY	Total Adjustment to CAP
2025	(53,391)	—	(322,285)	269,256	(82,473)	(28,731)	(217,624)

(6)
Peer Group Total Shareholder Return of the Edison Electric Institute (EEI) Index companies, which is the index used for purposes of the Company’s disclosure under Item 201(e) of Regulation S-K.
(7)
The Company determined that EPS is the most important financial performance measure used to link CAP to Company performance given that it is utilized as a component of the 2025 STI and the 2025 PSU awards granted to the NEOs.

Named Executive Officers, Footnote
(4)
For fiscal years 2021 through 2025, J. Bushek, L. Hobbie, and C.A. Renlund are included as other named executive officers. In addition, J. Lorenz is included for fiscal year 2024 and 2025; T. Johnson is included for fiscal years 2021 through 2023. D. Peterson is included for fiscal year 2021.

Peer Group Issuers, Footnote		Peer Group Total Shareholder Return of the Edison Electric Institute (EEI) Index companies, which is the index used for purposes of the Company’s disclosure under Item 201(e) of Regulation S-K
PEO Total Compensation Amount	[1]	$ 3,613,508	$ 2,126,131	$ 2,566,797	$ 1,678,867	$ 2,628,028
PEO Actually Paid Compensation Amount	[2],[3]	$ 2,632,179	3,303,145	2,206,732	1,590,003	2,189,827
Adjustment To PEO Compensation, Footnote
(3)
To calculate CAP for the PEO, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining CAP for 2025:

Year	Deduction for Actuarial Pension Present Value	Addition for Service Cost for Pension	Deduction of Grant Date Fair Value of Awards Granted in FY	Addition of Fair Value of Equity Awards Granted in FY	Change in Fair Value of Prior Years’ Unvested Equity Awards	Change in Fair Value of Prior Years’ Awards Vested in FY	Total Adjustment to CAP
2025	(518,771)	153,991	(1,402,881)	1,172,049	(294,621)	(91,096)	(981,329)

Non-PEO NEO Average Total Compensation Amount	[4]	$ 1,105,725	855,983	895,191	797,155	863,501
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[4],[5]	$ 888,101	1,138,299	838,196	731,318	766,775
Adjustment to Non-PEO NEO Compensation Footnote
(5)
To calculate CAP for the average named executive officers, the following average adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining CAP for 2025:

Year	Deduction for Actuarial Pension Present Value	Addition for Service Cost for Pension	Deduction of Grant Date Fair Value of Awards Granted in FY	Addition of Fair Value of Equity Awards Granted in FY	Change in Fair Value of Prior Years’ Unvested Equity Awards	Change in Fair Value of Prior Years’ Awards Vested in FY	Total Adjustment to CAP
2025	(53,391)	—	(322,285)	269,256	(82,473)	(28,731)	(217,624)

Compensation Actually Paid vs. Net Income		The chart below illustrates the relationship of executive compensation actually paid and Net Income.
Compensation Actually Paid vs. Company Selected Measure		The chart below illustrates the relationship of executive compensation actually paid and Earnings Per Share (EPS).
Total Shareholder Return Vs Peer Group

The chart below illustrates the relationship of executive compensation actually paid and MGE Energy Total Shareholder Return (TSR). Also included is the relationship of MGE Energy TSR and peer group TSR.

Tabular List, Table

The following table identifies the financial and non-financial most important performance measures used by our Human Resources and Compensation Committee to link compensation actually paid to our NEOs to Company performance. See further discussion in the Compensation Discussion and Analysis for description of metrics and impact to executive compensation.

Performance Measures
Earnings Per Share
Return on Equity
Relative Total Shareholder Return
Customer Satisfaction Rating
Service Reliability

Total Shareholder Return Amount		$ 125	146	110	105	120
Peer Group Total Shareholder Return Amount	[6]	144	129	108	119	117
Net Income (Loss)		$ 135,889,000	$ 120,569,000	$ 117,699,000	$ 110,952,000	$ 105,761,000
Company Selected Measure Amount	[7]	3.72	3.33	3.25	3.07	2.92
PEO Name		J. Keebler (PEO)
Measure:: 1
Pay vs Performance Disclosure
Name		Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Equity
Measure:: 3
Pay vs Performance Disclosure
Name		Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name		Customer Satisfaction Rating
Measure:: 5
Pay vs Performance Disclosure
Name		Service Reliability
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (981,329)
PEO | Deduction for Actuarial Pension Present Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(518,771)
PEO | Addition for Service Cost for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		153,991
PEO | Deduction Grant Date Fair Value of Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,402,881)
PEO | Addition of Fair Value of Equity Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,172,049
PEO | Change in Fair Value of Prior Years Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(294,621)
PEO | Change in Fair Value of Prior Years Awards Vested in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(91,096)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(217,624)
Non-PEO NEO | Deduction for Actuarial Pension Present Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(53,391)
Non-PEO NEO | Addition for Service Cost for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Deduction Grant Date Fair Value of Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(322,285)
Non-PEO NEO | Addition of Fair Value of Equity Awards Granted in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		269,256
Non-PEO NEO | Change in Fair Value of Prior Years Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(82,473)
Non-PEO NEO | Change in Fair Value of Prior Years Awards Vested in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (28,731)

[1]	Reflects amounts reported in the "Summary Compensation Table" for J. Keebler (PEO).
[2]	Compensation Actually Paid (CAP) includes adjustments in accordance with the SEC methodology to the total executive compensation reported from the summary compensation table. The adjustments include a deduction for actuarial present value of accumulated benefit of all defined benefit and actuarial pension plans reported in the summary compensation table; addition of actuarially determined service costs for services rendered by the executive during the covered fiscal period, deduction of grant date fair value of equity award amounts reported in the summary compensation table; and addition or subtraction of the change in fair value of the equity awards unvested and vested during the fiscal period. The calculation of "compensation actually paid" is prescribed by SEC rules and does not represent the compensation actually received by the named executive officers for any time period shown above.
[3]	To calculate CAP for the PEO, the following adjustments were made to the Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining CAP for 2025:

Year	Deduction for Actuarial Pension Present Value	Addition for Service Cost for Pension	Deduction of Grant Date Fair Value of Awards Granted in FY	Addition of Fair Value of Equity Awards Granted in FY	Change in Fair Value of Prior Years’ Unvested Equity Awards	Change in Fair Value of Prior Years’ Awards Vested in FY	Total Adjustment to CAP
2025	(518,771)	153,991	(1,402,881)	1,172,049	(294,621)	(91,096)	(981,329)

[4]	For fiscal years 2021 through 2025, J. Bushek, L. Hobbie, and C.A. Renlund are included as other named executive officers. In addition, J. Lorenz is included for fiscal year 2024 and 2025; T. Johnson is included for fiscal years 2021 through 2023. D. Peterson is included for fiscal year 2021.
[5]	To calculate CAP for the average named executive officers, the following average adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining CAP for 2025:

Year	Deduction for Actuarial Pension Present Value	Addition for Service Cost for Pension	Deduction of Grant Date Fair Value of Awards Granted in FY	Addition of Fair Value of Equity Awards Granted in FY	Change in Fair Value of Prior Years’ Unvested Equity Awards	Change in Fair Value of Prior Years’ Awards Vested in FY	Total Adjustment to CAP
2025	(53,391)	—	(322,285)	269,256	(82,473)	(28,731)	(217,624)

[6]	Peer Group Total Shareholder Return of the Edison Electric Institute (EEI) Index companies, which is the index used for purposes of the Company’s disclosure under Item 201(e) of Regulation S-K.
[7]	The Company determined that EPS is the most important financial performance measure used to link CAP to Company performance given that it is utilized as a component of the 2025 STI and the 2025 PSU awards granted to the NEOs.